DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund--Virginia Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                             ANNUALIZED

                                                                        TOTAL RETURN*                DISTRIBUTION RATE**
                                                                         ___________                  _______________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.42%                           4.64%

        Class B shares . . . . . . . . . . . . . . . . . . . .              4.16%                           4.35%

        Class C shares . . . . . . . . . . . . . . . . . . . .              4.09%                           4.10%


ECONOMIC REVIEW

   In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional quarter point, putting the Federal Funds rate at 5.0%.

   Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

   The Fed's responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

The general fixed-income markets have traded off in a downward-spiked pattern since appreciating dramatically and topping in mid October. Market participants have been greatly influenced by the overall trend to perceived safer securities (mainly Treasury notes and bonds) incited by the Asian economic crisis. This crisis has prompted notions of domestic economic contraction, creating the perception that bonds whose credit quality is dependent on the business cycle are vulnerable. Therefore, many securities, such as corporate, mortgage, asset backed, or project related bonds, have traded off in this period. Currently, the expectation is that the interest rate spreads of these types of securities and Treasuries will remain wide. Additionally, the recent exaggerated nature of short-term price performance (both up and down) was greatly influenced by the financial problems of leveraged-hedge funds and the quick response by the Federal Reserve. The municipal market focused on these trends and its participants initially benefited from the same direction though not to the same level of appreciation, as the Treasury bond markets. Correspondingly, in the market' s recent price decline, municipals outperformed Treasuries, maintaining more of their value.

PORTFOLIO OVERVIEW

In the past, your Fund has been a responder to the supply and demand pressure dynamic of the tax-exempt bond market. New issuance, usually our primary concern, was replaced by the fundamental concerns of interest rate trends and the previously mentioned widening of interest rate levels among different
classes    of    bonds.

   As a protective measure, some high-quality, highly liquid securities were added to your Fund. Bonds that could erode in price due to the current market sentiment were replaced. Likewise, bonds with short call features on premium priced positions that bring prices down with the passing of time were traded. These exchanges were accomplished at a modest change in yield in most circumstances. This new balance leaves many defensive securities in the portfolio, which is appropriate in a scenario where recent Fed rate cuts have primarily enhanced the value of the equity markets and not the bond market. However, if there is another upward price rally in fixed income, the newly added bonds will participate.

   Included in this report is a series of detailed financial statements, which outline the Fund' s current holdings and its financial condition. We hope that you find them informative.

               Very truly yours,





               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Virginia residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                          OCTOBER 31,1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments--97.8%%                                                             Amount            Value
-------------------------------------------------------                                         _____________     _____________
Virginia--70.0%

Alexandria Redevelopment and Housing Authority,

 Multi-Family Housing Mortgage Revenue (Buckingham Village Apartments)

  6.125%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $3,000,000        $3,139,950

Beford County Industrial Development Authority,

 IDR, Refunding (Nekossa Packaging Corp. Project)

  5.60%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,555,800

Chesapeake Bay Bridge and Tunnel Commission District, Revenue, Refunding

  General Resolution 5.50%, 7/1/2025 (Insured; MBIA) . . . . . . . . . . . . . . . . . . .          2,500,000         2,731,625

Covington-Alleghany County Industrial Development Authority,

 Hospital Facility Revenue (Alleghany Regional Hospital)

  6.875%, 4/1/2022 (Prerefunded 4/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,116,300

Dinwiddie County Industrial Development Authority, LR

  (Dinwiddie County School Facilities Project) 6%, 2/1/2018  . . . . . . . . . . . . . . .            500,000           532,865

Dulles Town Center Community Development Authority,

 Special Assessment Tax (Dulles Town Center Project)

  6.25%, 3/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,083,100

Fairfax County Redevelopment and Housing Authority, MFHR, Refunding

 (Paul Spring Retirement Center):

    5.90%, 6/15/2017 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           213,236

    6%, 12/15/2028 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            600,000           638,982

Fairfax County Park Authority, Park Facilities Revenue

  6.625%, 7/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,665,000         2,876,734

Fairfax County Water Authority, Water Revenue

  7.397%, 4/1/2029 (b,c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,201,700

Industrial Development Authority of the City of Hopewell,

 Health Care Facility Refunding Revenue:

  (Colonial Heights Convalescent Center Project) 5.60%, 10/1/2003  . . . . . . . . . . . .            205,000           211,566

    (Forest Hill Convalescent Center Project):

       6%, 10/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            260,000           273,746

       6.15%, 10/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            280,000           296,346

       6.25%, 10/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            115,000           121,932

    (Westport Convalescent Center Project):

       5.90%, 10/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            315,000           329,953

       6.15%, 10/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            175,000           185,216

       6.25%, 10/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            410,000           434,715

Industrial Development Authority of Giles County,

 Exempt Facility Revenue (Hoechst Celanese Corp. Project)

  5.95%, 12/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,164,460

Industrial Development Authority of the County of Henrico, SWDR

 (Browning-Ferris Industries of South Atlantic, Inc. Project)

  5.45%, 1/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,702,160

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              OCTOBER 31,1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________


Virginia (continued)

Industrial Development Authority of the County of Prince William, Revenue:

 Hospital Facility (Potomac Hospital Corp. of Prince William)

    6.85%, 10/1/2025 (Prerefunded 10/1/2005) (a) . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,188,700

  Refunding (Potomac Place) 6.25%, 12/20/2027  . . . . . . . . . . . . . . . . . . . . . .            700,000           762,118

  Residential Care Facility (First Mortgage-Westminster Lake Ridge)

    6.625%, 1/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,694,355

Industrial Development Authority of the City of Winchester, Residential Care
Facility

 First Mortgage Revenue (Westminster--Canterbury):

    5.75%, 1/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,007,650

    5.75%, 1/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,750,000         3,768,975

Industrial Development Authority of the Town of West Point, SWDR

  (Chesapeake Corp. Project) 6.375%, 3/1/2019  . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,682,350

Isle Wight County Industrial Development Authority,

 Solid Waste Disposal Facilities Revenue (Union Camp Corp. Project)

  6.10%, 5/1/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,733,485

Loudoun County Sanitation Authority, Water and Sewer Revenue

  4.75%, 1/1/2021 (Insured; MBIA) (d)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000           966,010

Metropolitan Washington Airports Authority, Airport System Revenue

  5.50%, 10/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,062,040

Prince William County Park Authority, Revenue

  6.875%, 10/15/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,403,740

Richmond Metropolitan Authority, Expressway Revenue, Refunding

  5.25%, 7/15/2017 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,100,000         3,268,764

Staunton Industrial Development Authority,

 Educational Facilities Revenue, Refunding (Mary Baldwin College)

  6.75%, 11/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,145,000         3,440,221

University of Virginia, University Revenue

  5.75%, 5/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,325,000         2,505,769

Upper Occoquan Sewer Authority, Regional Sewer Revenue

  5.15%, 7/1/2020 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,075,680

Virginia Beach Development Authority, Revenue:

 Industrial Development Mortgage Refunding (Ramada Oceanside Resort)

    8%, 8/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            310,000           342,104

  Nursing Home (Sentara Life Care Corp.) 7.75%, 11/1/2021  . . . . . . . . . . . . . . . .          1,000,000         1,111,570

Virginia College Building Authority, Educational Facilities Revenue

  (Public Higher Education Financing Program) 4.80%, 9/1/2018  . . . . . . . . . . . . . .          2,395,000         2,360,201

Virginia Housing Development Authority, Commonwealth Mortgage:

  6.60%, 7/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,900,000         3,051,409

  5.50%, 1/1/2022  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,554,225

  6.85%, 1/1/2027 (Prerefunded 11/1/1998) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,935,000         1,935,194

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)              OCTOBER 31,1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount            Value
-------------------------------------------------------                                         _____________     _____________


U. S. Related--27.8%

Commonwealth of Puerto Rico (Public Improvement):

  6.80%, 7/1/2021 (Prerefunded 7/1/2002) (a) . . . . . . . . . . . . . . . . . . . . . . .     $    1,000,000    $    1,123,760

  6%, 7/1/2026 (Prerefunded 7/1/2007) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,732,035

Guam Airport Authority, Revenue 6.70%, 10/1/2023 . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,190,320

Puerto Rico Electric Power Authority, Power Revenue:

  5%, 7/1/2012 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             50,000            52,363

  6.203%, 7/1/2012 (b,c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,283,560

Puerto Rico Highway and Transportation Authority, Highway Revenue:

  6.625%, 7/1/2018 (Prerefunded 7/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,235,720

  5.50%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,658,585

  Refunding 6.25%, 7/1/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,359,200

Puerto Rico Ports Authority, Special Facilities Revenue

  (American Airlines) 6.25%, 6/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,238,800

Virgin Islands Public Finance Authority, Revenue, Refunding, Fund Loan Notes:

  Matching 7.25%, 10/1/2018 (Prerefunded 10/1/2002) (a)  . . . . . . . . . . . . . . . . .          4,000,000         4,587,560

  Senior Lien 5.50%, 10/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,058,100

Virgin Islands Territory (Hugo Insurance Claims Fund Program)

  7.75%, 10/1/2006 (Prerefunded 10/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . .          1,335,000         1,469,488

Virgin Islands Water and Power Authority, Electric System

  7.40%, 7/1/2011 (Prerefunded 7/1/2001) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,855,000         2,043,932

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $99,403,830) . . . . . . . . . . . . . . . . . . . . . . . . . . .              97.8%      $105,758,369

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2.2%    $    2,377,094

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $108,135,463

                                                                                                      _______     _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

Summary of Abbreviations
-----------------------------------------------------------------------------

FGIC        Financial Guaranty Insurance Company                    MBIA        Municipal Bond Investors

FHA         Federal Housing Administration                                         Assurance Insurance Corporation

IDR         Industrial Development Revenue                          MFHR        Multi-Family Housing Revenue

LR          Lease Revenue                                           SWDR        Solid Waste Disposal Revenue

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            ________                          _________________              ___________________

AAA                                Aaa                               AAA                                  18.3%

AA                                 Aa                                AA                                   16.8

A                                  A                                 A                                    19.7

BBB                                Baa                               BBB                                  18.6

Not Rated (e)                      Not Rated (e)                     Not Rated (e)                        26.6

                                                                                                         _______

                                                                                                         100.0%

                                                                                                         _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds  which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Inverse  Floater   Security--the   interest  rate  is  subject  to  change
    periodically.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to $5,485,260 or 5.1% of net assets.

(d)  Purchased on a delayed delivery basis.

(e) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                     Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .    $  99,403,830      $105,758,369

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,656,568

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,728,278

                                 Receivable for shares of Beneficial Interest subscribed . .                             69,594

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               10,569

                                                                                                                  _____________

                                                                                                                    109,223,378

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               50,645

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               41,745

                                 Payable for investment securities purchased . . . . . . .                              969,724

                                 Payable for shares of Beneficial Interest redeemed  . . .                                7,210

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               18,591

                                                                                                                  _____________

                                                                                                                      1,087,915

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $108,135,463

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $100,322,865

                                 Accumulated net realized gain (loss) on investments . . .                            1,458,059

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            6,354,539

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $108,135,463

                                                                                                                  _____________

                                                   NET ASSET VALUE PER SHARE
                                             ----------------------------------------

                                                                               Class A            Class B           Class C

                                                                             ____________      ______________    ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $65,522,292         $39,874,527        $2,738,644

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .          3,701,205           2,252,520           154,767

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $17.70              $17.70            $17.70

                                                                                  _______             _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $3,150,324

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .           $299,571

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .            169,031

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .            109,886

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              7,330

                                 Professional fees . . . . . . . . . . . . . . . . . . . .              5,994

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              5,656

                                 Prospectus and shareholders' reports  . . . . . . . . . .              4,091

                                 Trustees' fees and expenses--Note 3(d)  . . . . . . . . .                645

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .                261

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              5,248

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                              607,713

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,542,611

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . . . . . .         $1,369,101

                                 Net unrealized appreciation (depreciation) on investments . .        678,833

                                                                                                  ___________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            2,047,934

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $4,590,545

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                          October 31, 1998        Year Ended

                                                                                            (Unaudited)         April 30, 1998
                                                                                          ________________      _______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    2,542,611       $    5,109,173

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             1,369,101              716,552

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .               678,833            3,846,818

                                                                                             _____________        _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .             4,590,545            9,672,543

                                                                                             _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,612,258)          (3,257,087)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (881,136)          (1,798,219)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (49,217)             (53,867)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----                  (11,050)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----                   (6,895)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----                     (231)

                                                                                             _____________        _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,542,611)          (5,127,349)

                                                                                             _____________        _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,581,149            5,997,540

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,702,557            5,831,012

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               874,664            1,286,247

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               818,593            1,642,346

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               436,611              888,868

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,372               11,545

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,203,820)          (6,456,984)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,127,793)          (4,112,867)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (181,964)             (11,835)

                                                                                             _____________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .            (1,093,631)            5,075,872

                                                                                             _____________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .               954,303            9,621,066

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           107,181,160           97,560,094

                                                                                             _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $108,135,463         $107,181,160

                                                                                             _____________        _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                       Shares
                                                                                            ______________________________

                                                                                        Six Months Ended

                                                                                        October 31, 1998          Year Ended

                                                                                         (Unaudited)            April 30, 1998

                                                                                       ________________        _______________

CAPITAL SHARE TRANSACTIONS:

  Class A
  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        146,668               346,087

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         46,343                94,990

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (238,901)             (373,556)

                                                                                               ________            __________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . .        (45,890)               67,521

                                                                                               ________            __________


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         96,586               339,021

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         24,719                51,407

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (177,484)             (236,978)

                                                                                               ________            __________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . .        (56,179)              153,450

                                                                                               ________            __________

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         49,777                74,375

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .            361                   668

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (10,326)                 (682)

                                                                                               ________            __________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . .         39,812                74,361

                                                                                               ________            __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                   Class A Shares

                                                          _________________________________________________________________

                                                        Six Months Ended

                                                        October 31, 1998                  Year Ended April 30,

                                                                               _____________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997       1996       1995      1994
                                                        __________         ______    ______     ______     ______     ______
   Net asset value, beginning of period  . . . . . .      $17.37           $16.61    $16.27     $16.03     $16.02     $16.80

                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .43              .88       .94        .93        .94        .97

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         .33              .76       .34        .24        .04       (.75)

                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .76             1.64      1.28       1.17        .98        .22

                                                            ______          ______     ______     ______    ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.43)            (.88)     (.94)      (.93)      (.94)      (.97)

   Dividends from net realized gain on investments . .        --             (.00)(1)    --         --         --       (.01)

   Dividends in excess of net realized gain

       on investments  . . . . . . . . . . . . . . .          --               --        --         --       (.03)      (.02)

                                                          ______           ______    ______     ______     ______     ______

   Total Distributions . . . . . . . . . . . . . . .        (.43)            (.88)     (.94)      (.93)      (.97)     (1.00)

                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $17.70           $17.37    $16.61     $16.27     $16.03     $16.02

                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . .        8.77%(3)        10.05%     8.02%      7.32%      6.39%      1.10%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .91%(3)          .75%      .39%       .50%       .39%       .46%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .        4.87%(3)         5.10%     5.67%      5.58%      5.93%      5.64%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .           --             .14%      .55%       .55%       .55%       .55%

   Portfolio Turnover Rate . . . . . . . . . . . . .        17.54%(4)       21.25%    45.29%     50.06%     21.60%     30.69%

   Net Assets, end of period (000's Omitted) . . . .      $65,522        $ 65,086  $ 61,099    $61,149    $62,428    $65,279
-----------------------------

(1)  Amount represents less than $.01 per share.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained  below  is  per  share  operating  performance  data for a share of
Beneficial  Interest outstanding, total investment return, ratios to average net assets  and  other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                                   Class B Shares

                                                          _________________________________________________________________

                                                        Six Months Ended

                                                        October 31, 1998                  Year Ended April 30,

                                                                               _____________________________________________

PER SHARE DATA:                                           (Unaudited)        1998       1997       1996       1995      1994

                                                        __________         ______    ______     ______     ______     ______

   Net asset value, beginning of period  . . . . . .      $17.37           $16.60    $16.27     $16.03     $16.02     $16.80

                                                          ______           ______    ______     ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .         .39              .79       .86        .84        .85        .88

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . .         .33              .77       .33        .24        .04       (.75)

                                                          ______           ______    ______     ______     ______     ______

   Total from Investment Operations  . . . . . . . .         .72             1.56      1.19       1.08        .89        .13

                                                          ______           ______    ______     ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .        (.39)            (.79)     (.86)      (.84)      (.85)      (.88)

   Dividends from net realized gain on investments . .        --             (.00)(1)    --         --         --       (.01)

   Dividends in excess of net realized gain

       on investments  . . . . . . . . . . . . . . .          --               --        --         --       (.03)      (.02)

   Total Distributions . . . . . . . . . . . . . . .        (.39)            (.79)     (.86)      (.84)      (.88)      (.91)

                                                          ______           ______    ______     ______     ______     ______

   Net asset value, end of period  . . . . . . . . .      $17.70           $17.37    $16.60     $16.27     $16.03     $16.02

                                                          ______           ______    ______     ______     ______     ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . .        8.25%(3)         9.56%     7.41%      6.77%      5.83%       .54%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .        1.42%(3)         1.26%      .90%      1.01%       .90%      1.01%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . .        4.37%(3)         4.58%     5.15%      5.06%      5.40%      5.02%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . .         --               .14%      .55%       .55%       .55%       .54%

   Portfolio Turnover Rate . . . . . . . . . . . . .       17.54%(4)        21.25%    45.29%     50.06%     21.60%     30.69%

   Net Assets, end of period (000's Omitted) . . . .     $39,875         $ 40,100  $ 35,787    $33,120    $28,813    $25,254
-----------------------------

(1)  Amount represents less than $.01 per share.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                              Class C Shares
                                                                             _______________________________________________

                                                                           Six Months Ended

                                                                           October 31, 1998         Year Ended April 30,
                                                                                                 ___________________________

PER SHARE DATA:                                                           (Unaudited)          1998        1997      1996(1)

                                                                        ________________      _______    _______     _______

   Net asset value, beginning of period  . . . . . . . . . . . . .            $17.36           $16.60     $16.26     $ 16.17

                                                                              ______           ______     ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . .               .37              .75        .81         .57

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . .               .34              .76        .34         .09

                                                                              ______           ______     ______      ______

   Total from Investment Operations  . . . . . . . . . . . . . . .               .71             1.51       1.15         .66

                                                                              ______           ______     ______      ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . .              (.37)            (.75)      (.81)       (.57)

                                                                              ______           ______     ______      ______

   Net asset value, end of period  . . . . . . . . . . . . . . . .            $17.70           $17.36     $16.60      $16.26

                                                                              ______           ______     ______      ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . .              8.11%(3)         9.22%      7.18%       5.64%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . .              1.65%(3)         1.54%      1.17%       1.21%(3)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . .              4.10%(3)         4.24%      4.83%       4.55%(3)

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . . . . .                --              .11%       .54%        .52%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . .             17.54%(4)        21.25%     45.29%      50.06%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . .            $2,739           $1,996       $674        $166
-----------------------------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Virginia Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumption. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from May 1, 1998 to October 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate expenses (excluding certain expenses as described above) exceeded an annual rate of 1% of the value of the Fund's average daily net assets.

(B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $100,875 and $9,011, respectively, pursuant to the Distribution Plan.

   (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $82,728, $50,437 and $3,004 respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $22,527 pursuant to the transfer agency agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $18,850,005 and $23,775,638, respectively.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, VIRGINIA SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   At October 31, 1998, accumulated net unrealized appreciation on investments was $6,354,539, consisting of $6,423,492 gross unrealized appreciation and $68,953 gross unrealized depreciation.

   At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, VIRGINIA SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940












Printed in U.S.A.                                         066/625SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                                VIRGINIA SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998

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